Net Income Per Common Share - Schedule of Reconciliation of the Information used in Calculating Basic and Diluted Net Income Per Common Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic Net Income Per Common Share:
Net income available to common shareholders	$ 746,655	$ 439,557	$ 507,755
Weighted average common shares outstanding (in shares)	139,296	144,164	146,115
Net income per common share, basic (in dollars per share)	$ 5.36	$ 3.05	$ 3.48
Diluted Net Income Per Common Share:
Net income available to common shareholders	$ 746,655	$ 439,557	$ 507,755
Weighted average common shares outstanding (in shares)	139,296	144,164	146,115
Effect of dilutive outstanding equity-based awards (in shares)	853	834	619
Weighted average diluted common shares (in shares)	140,149	144,998	146,734
Net income per common share, diluted (in dollars per share)	$ 5.33	$ 3.03	$ 3.46